UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity

        Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	Federal Trust Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds, 0.25%, 4/02/13	$5,000	$5,000,000
Federal Farm Credit Bank Discount Notes: (a)
0.16%, 11/21/12	2,000	1,999,004
0.22%, 7/05/13	5,000	4,989,672
Federal Farm Credit Bank Variable Rate Notes: (b)
0.24%, 8/20/12	2,425	2,425,026
0.28%, 9/20/12	400	400,017
0.31%, 1/14/13	5,000	4,999,774
0.40%, 1/25/13	1,500	1,500,037
0.20%, 1/28/13	5,000	5,001,154
0.22%, 3/15/13	8,000	8,002,544
0.29%, 4/26/13	3,000	3,001,115
0.16%, 6/18/13	4,000	4,000,000
0.34%, 11/27/13	3,000	3,000,000
0.20%, 3/07/14	5,000	4,999,262
Federal Home Loan Bank Bonds:
0.88%, 8/22/12	2,500	2,500,990
0.20%, 12/06/12	2,000	2,000,189
0.16%, 1/24/13	200	199,929
0.16%, 1/25/13	4,000	3,999,060
0.16%, 2/01/13	600	599,775
0.16%, 2/01/13	400	399,850
0.18%, 2/01/13	1,000	999,959
0.13%, 2/14/13	1,000	999,626
0.17%, 2/25/13	2,100	2,099,467
0.22%, 5/17/13	2,000	1,999,633
0.23%, 5/21/13	4,000	3,999,547
Federal Home Loan Bank Discount Notes: (a)
0.10%, 8/17/12	4,000	3,999,822
0.11%, 8/22/12	12,000	11,999,230
0.11%, 8/29/12	9,800	9,799,162
0.20%, 8/29/12	500	499,922
0.12%, 9/05/12	7,471	7,470,128
0.13%, 9/17/12	5,334	5,333,127
0.17%, 10/03/12	3,000	2,999,134
0.13%, 10/19/12	2,000	1,999,429
0.20%, 11/07/12	300	299,837
0.18%, 1/02/13	5,000	4,996,150
Federal Home Loan Bank Variable Rate Notes,
0.19%, 11/01/12 (b)	7,000	6,999,287
Tennessee Valley Authority Discount Notes: (a)
0.10%, 8/02/12	20,000	19,999,947
0.10%, 8/16/12	8,940	8,939,628
0.10%, 8/23/12	10,000	9,999,389
0.13%, 8/30/12	6,000	5,999,396
0.12%, 9/13/12	10,000	9,998,567
Total U.S. Government Sponsored Agency Obligations – 68.3%		180,447,785

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 8/02/12	$734	$733,999
0.08%, 8/02/12	1,510	1,509,996
0.07%, 8/09/12	9,000	8,999,860
0.06%, 8/16/12	42,368	42,366,897
0.08%, 8/23/12	24,928	24,926,782
0.07%, 8/30/12	3,000	2,999,837
0.10%, 10/25/12	5,106	5,104,752
Total U.S. Treasury Obligations – 32.8%		86,642,123
Total Investments (Cost $267,089,908*) – 101.1%		267,089,908
Liabilities in Excess of Other Assets – (1.1)%		(2,952,588)

Net Assets – 100.0%		$264,137,320

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PSF-GTD	Permanent School Fund Guaranteed	TAN	Tax Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes			RAN	Revenue Anticipation Notes	TRAN	Tax Revenue Anticipation Notes
CalPERS	California Public Employees’ Retirement System	ISD	Independent School District	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
		LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
CalSTRS	California State Teachers’ Retirement System	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement
		MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation			SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	1

Schedule of Investments (concluded)	Federal Trust Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] .	–	$267,089,908	–	$267,089,908

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $46,691 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

2	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	FedFund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.14%, 8/01/12	$75,000	$75,000,000
0.12%, 8/27/12	55,000	54,995,233
0.12%, 8/30/12	100,000	99,990,333
0.12%, 9/04/12	100,000	99,988,667
0.19%, 10/01/12	80,000	79,974,244
0.13%, 10/15/12	100,000	99,972,917
0.15%, 11/21/12	69,240	69,207,688
0.15%, 11/28/12	71,927	71,892,525
0.16%, 1/16/13	50,000	49,962,667
Fannie Mae Variable Rate Notes: (b)
0.28%, 12/20/12	40,000	40,007,862
0.43%, 12/20/12	200,000	199,984,422
0.31%, 1/10/13	175,000	174,984,355
0.38%, 5/17/13	20,000	19,995,115
0.22%, 11/08/13	128,500	128,450,490
Federal Farm Credit Bank Discount Notes: (a)
0.16%, 11/21/12	90,000	89,955,200
0.22%, 7/03/13	50,000	49,897,333
0.22%, 7/05/13	65,000	64,865,739
Federal Farm Credit Bank Variable Rate Notes: (b)
0.20%, 3/07/14	200,000	199,970,501
0.31%, 1/14/13	45,000	44,997,964
0.20%, 1/28/13	5,000	5,001,154
0.16%, 6/18/13	90,000	90,000,000
0.34%, 11/27/13	52,000	52,000,000
Federal Home Loan Bank Bonds:
0.25%, 8/17/12	125,000	125,001,432
0.11%, 8/20/12	125,000	124,996,435
0.88%, 8/22/12	25,500	25,510,101
0.23%, 11/06/12	50,000	50,008,239
0.20%, 11/07/12	85,000	84,999,237
0.20%, 11/07/12	62,000	62,005,334
0.19%, 11/21/12	92,500	92,506,345
0.20%, 11/23/12	100,000	100,010,055
0.20%, 11/28/12	100,095	100,105,694
0.20%, 12/06/12	80,000	80,007,574
0.17%, 2/01/13	90,000	89,989,575
0.18%, 2/01/13	94,000	93,996,199
0.17%, 2/06/13	40,000	39,996,282
0.16%, 2/08/13	60,000	59,981,703
0.16%, 2/08/13	35,000	34,991,969
0.17%, 2/11/13	75,000	74,990,881
0.18%, 2/15/13	81,000	80,985,540
0.19%, 2/15/13	13,500	13,499,664
0.17%, 2/25/13	40,000	39,989,841
0.19%, 2/27/13	71,000	70,982,241
0.19%, 2/27/13	20,000	19,999,499
0.19%, 2/28/13	37,000	36,999,002
0.20%, 3/01/13	61,000	60,991,888
0.22%, 5/17/13	40,000	39,992,652
0.23%, 5/21/13	46,000	45,994,788
0.24%, 5/21/13	50,000	49,994,334
0.23%, 5/29/13	50,000	49,990,406
0.23%, 6/04/13	100,000	99,988,225
0.25%, 7/02/13	55,000	54,990,221
Federal Home Loan Bank Discount Notes: (a)
0.18%, 8/15/12	19,000	18,998,670
0.12%, 8/31/12	110,000	109,989,000
0.13%, 10/19/12	170,000	169,951,503
0.16%, 11/14/12	85,000	84,959,838
0.18%, 1/02/13	75,000	74,942,250
0.16%, 1/16/13	50,000	49,962,667
0.21%, 5/28/13	87,000	86,847,750
0.22%, 7/11/13	70,000	69,852,844

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes,
0.19%, 11/01/12 (b)	$3,900	$3,899,603
Freddie Mac Bonds,
0.38%, 11/30/12	5,350	5,353,574
Freddie Mac Discount Notes: (a)
0.10%, 10/09/12	150,000	149,971,250
0.15%, 11/26/12	175,000	174,914,688
0.17%, 2/19/13	21,000	20,979,968
Freddie Mac Variable Rate Notes: (b)
0.21%, 8/10/12	50,000	49,999,890
0.31%, 1/24/13	50,000	49,990,288
0.21%, 3/21/13	15,000	14,996,151
0.37%, 9/03/13	170,000	169,962,598
0.19%, 9/13/13	130,000	129,911,914
Total U.S. Government Sponsored Agency Obligations – 37.7%		5,200,074,211

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.15%, 9/13/12	109,100	109,080,214
0.15%, 9/20/12	22,000	21,995,417
0.10%, 10/25/12	138,000	137,967,417
0.15%, 11/01/12	163,000	162,939,599
0.19%, 3/07/13	67,000	66,921,695
Total U.S. Treasury Obligations – 3.6%		498,904,342

Repurchase Agreements
Barclays Capital, Inc.,
0.17%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $250,001,181, collateralized by U.S. Treasury Notes, 3.63% due at 2/15/21, par and fair value of $210,895,300 and $255,000,083, respectively)	250,000	250,000,000
Barclays Capital, Inc.,
0.17%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $500,016,528, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.25% due from 7/25/13 to 1/30/17, aggregate par and fair value of $507,788,000 and $510,000,877, respectively)	500,000	500,000,000
Citigroup Global Markets, Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $558,002,790, collateralized by various U.S. government sponsored agency obligations, 2.26% to 6.21% due from 12/01/18 to 6/01/42, aggregate par and fair value of $1,193,834,617 and $574,425,038, respectively)	558,000	558,000,000
Credit Suisse Securities (USA) LLC,
0.15%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $261,656,090, collateralized by various U.S. Treasury obligations, 3.63% to 4.50% due from 2/15/20 to 5/15/38, aggregate par and fair value of $206,001,920 and $266,888,413, respectively)	261,655	261,655,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	3

Schedule of Investments (continued)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $100,000,500, collateralized by various U.S. government sponsored agency obligations, 0.25% to 2.38% due from 7/18/13 to 1/13/22, aggregate par and fair value of $101,066,000 and $102,004,221, respectively)	$100,000	$100,000,000
Deutsche Bank Securities Inc.,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $955,126,041, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 4/20/27 to 7/20/42, aggregate par and fair value of $963,690,746 and $979,124,631, respectively)	955,121	955,121,000
Deutsche Bank Securities Inc.,
0.18%, 8/02/12 (Purchased on 7/26/12 to be repurchased at $300,010,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 23.30% due from 6/01/27 to 6/25/42, aggregate par and fair value of $1,829,159,243 and $324,212,675, respectively)	300,000	300,000,000
Deutsche Bank Securities Inc.,
0.17%, 8/03/12 (Purchased on 7/27/12 to be repurchased at $300,009,917, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.55% due from 3/15/25 to 7/01/42, aggregate par and fair value of $989,340,838 and $318,632,462, respectively)	300,000	300,000,000
Deutsche Bank Securities Inc.,
0.18%, 8/06/12 (Purchased on 7/30/12 to be repurchased at $600,021,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.00% due from 12/15/13 to 10/15/47, aggregate par and fair value of $886,158,627 and $642,224,065, respectively)	600,000	600,000,000
Goldman Sachs & Co.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $121,000,605, collateralized by various U.S. government sponsored agency obligations, 3.50% to 5.50% due from 4/01/36 to 7/01/42, aggregate par and fair value of $212,521,177 and $124,630,000, respectively)	121,000	121,000,000
Goldman Sachs & Co.,
0.19%, 8/01/12 (Purchased on 7/25/12 to be repurchased at $300,011,083, collateralized by various U.S. government sponsored agency obligations, 2.36% to 6.50% due from 11/01/26 to 6/01/42, aggregate par and fair value of $486,179,494 and $309,000,001, respectively)	300,000	300,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co.,
0.18%, 8/03/12 (Purchased on 7/27/12 to be repurchased at $250,008,750, collateralized by various U.S. government sponsored agency obligations, 2.50% to 6.00% due from 1/01/19 to 7/01/42, aggregate par and fair value of $646,572,799 and $257,500,000, respectively)	$250,000	$250,000,000
Goldman Sachs & Co.,
0.18%, 8/06/12 (Purchased on 7/30/12 to be repurchased at $400,014,000, collateralized by various U.S. government sponsored agency obligations, 2.03% to 6.50% due from 9/01/24 to 3/01/42, aggregate par and fair value of $1,168,615,533 and $412,000,000, respectively)	400,000	400,000,000
Goldman Sachs & Co.,
0.18%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $150,005,250, collateralized by various U.S. government sponsored agency obligations, 2.29% to 6.00% due from 5/01/23 to 6/01/42, aggregate par and fair value of $268,765,732 and $154,500,000, respectively)	150,000	150,000,000
HSBC Securities (USA) Inc.,
0.15%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $460,001,917, collateralized by various U.S. Treasury obligations, 0.88% to 2.88% due from 10/31/15 to 3/31/18, aggregate par and fair value of $448,338,300 and $469,200,374, respectively)	460,000	460,000,000
HSBC Securities (USA) Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $478,002,390, collateralized by various U.S. government sponsored agency obligations, 2.25% to 7.50% due from 4/15/18 to 1/15/55, aggregate par and fair value of $655,048,656 and $487,562,130, respectively)	478,000	478,000,000
JPMorgan Securities Inc.,
0.17%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $359,001,695, collateralized by various U.S. Treasury obligations, 0.00% due from 8/15/18 to 5/15/25, aggregate par and fair value of $437,394,588 and $366,182,674, respectively)	359,000	359,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $125,000,556, collateralized by U.S. Treasury Notes, 0.63% due at 7/15/14, par and fair value of $126,516,800 and $127,500,056, respectively)	125,000	125,000,000

4	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	FedFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $625,003,125, collateralized by various U.S. government sponsored agency obligations, 0.00% to 16.91% due from 11/15/22 to 7/25/42, aggregate par and fair value of $12,668,946,923 and $668,750,000, respectively)	$625,000	$625,000,000
Morgan Stanley & Co. LLC,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $28,000,148, collateralized by Fannie Mae Bonds, 4.50% to 5.00% due from 3/01/40 to 7/01/41, aggregate par and fair value of $45,025,043 and $28,840,000, respectively)	28,000	28,000,000
PNC Bank N.A.,
0.19%, 8/01/12(c) (Purchased on 7/31/12 to be repurchased at $27,900,147, collateralized by various U.S. government sponsored agency obligations, 2.74% to 4.00% due from 9/01/25 to 9/01/41, aggregate par and fair value of $85,267,719 and $89,664,838, respectively)	27,900	27,900,000
RBS Securities Inc.,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $479,965,533, collateralized by various U.S. government sponsored agency obligations, 2.50% to 6.50% due from 5/01/21 to 7/01/42, aggregate par and fair value of $507,757,047 and $494,364,307, respectively)	479,963	479,963,000
UBS Securities LLC,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $428,002,259, collateralized by various U.S. Treasury obligations, 2.00% to 4.25% due from 11/15/12 to 8/15/41, aggregate par and fair value of $387,280,000 and $436,560,100, respectively)	428,000	428,000,000
Total Repurchase Agreements – 58.5%		8,056,639,000
Total Investments (Cost $13,755,617,553*) – 99.8%		13,755,617,553
Other Assets Less Liabilities – 0.2%		30,975,916

Net Assets – 100.0%		$13,786,593,469

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at July 31, 2012	Income
PNC Bank N.A.	–	$27,900,000	$27,900,000	$28,122

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] .	–	$13,755,617,553	–	$13,755,617,553

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $31,002,892 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	5

Schedule of Investments July 31, 2012 (Unaudited)	TempCash (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 1.2%
National Australia Bank Ltd., London, 0.48%, 12/20/12 (a)	$39,000	$39,000,000

Yankee – 22.6% (b)
Bank of Nova Scotia, Houston:
0.35%, 8/30/12	100,000	100,000,000
0.34%, 2/11/13 (a)	38,000	38,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.36%, 10/10/12	100,000	100,000,000
0.43%, 11/14/12	30,000	30,000,000
DnB NOR Bank ASA, New York, 0.30%, 9/05/12	75,000	75,000,000
National Australia Bank Ltd., New York, 0.30%, 10/12/12 (a)	50,000	50,000,000
Nordea Bank Finland Plc, New York:
0.61%, 8/09/12	46,500	46,500,000
0.29%, 9/04/12	40,000	40,000,000
0.36%, 10/11/12	57,000	57,000,000
Rabobank Nederland N.V., New York:
0.57%, 9/17/12	40,000	40,000,000
0.53%, 10/25/12	21,000	21,000,000
Sumitomo Mitsui Banking Corp., New York, 0.36%, 8/10/12	75,000	75,000,000
Toronto Dominion Bank, New York, 0.28%, 8/24/12	40,000	40,000,000

		712,500,000
Total Certificates of Deposit – 23.8%		751,500,000

Commercial Paper
Atlantis One Funding Corp., 0.41%, 8/02/12 (c)	130,000	129,998,519
Cafco LLC, 0.43%, 8/23/12 (c)	50,000	49,986,861
Ciesco LLC:
0.42%, 8/23/12 (c)	75,000	74,980,750
0.49%, 9/10/12 (c)	50,000	49,972,778
Commonwealth Bank of Australia, 0.39%, 1/14/13 (a)	10,000	10,000,000
CRC Funding LLC, 0.42%, 8/24/12 (c)	30,000	29,991,950
Erste Abwicklungsanstalt:
0.58%, 10/17/12 (c)	17,000	16,978,911
0.61%, 11/09/12 (c)	13,000	12,977,972
0.52%, 11/19/12 (c)	12,000	11,980,933
0.52%, 11/21/12 (c)	50,000	49,919,111
0.46%, 12/05/12 (c)	50,000	49,919,500
Govco LLC, 0.45%, 8/20/12 (c)	40,000	39,990,500
Mont Blanc Capital Corp., 0.33%, 9/14/12 (c)	50,000	49,979,833
NRW.Bank, 0.25%, 8/27/12 (c)	75,000	74,986,458
Regency Markets No. 1 LLC, 0.36%, 8/15/12 (c)	33,367	33,362,329
Solitaire Funding LLC, 0.23%, 8/28/12 (c)	22,500	22,496,119
Thames Asset Global Securitization No. 1 Inc., 0.46%, 8/20/12 (c)	86,653	86,631,963
Westpac Banking Corp., 0.49%, 8/13/12 (c)	50,500	50,491,752

Total Commercial Paper – 26.7%		844,646,239

Corporate Notes	Par (000)	Value
Deutsche Bank A.G., 5.38%, 10/12/12	$58,335	$58,894,757
National Australia Bank Ltd., 5.35%, 6/12/13 (a)(d)	25,705	26,760,716
Total Corporate Notes – 2.7%		85,655,473

Municipal Bonds
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC), 0.14%, 8/07/12 (e)	75,000	75,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 8/07/12 (e)	50,000	50,000,000
California State Department of Water Resources RB Series 2008-2705 VRDN (Morgan Stanley Bank Liquidity Facility), 0.23%, 8/07/12 (d)(e)(f)	12,605	12,605,000
Colorado Public Schools Series 2011A-1 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.17%, 8/07/12 (e)	11,600	11,600,000
Colorado Public Schools Series 2011A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. LOC), 0.17%, 8/07/12 (e)	45,450	45,450,000
Colorado Public Schools Series 2011A-4 VRDN (AGM Insurance, Royal Bank of Canada LOC), 0.17%, 8/07/12 (e)	7,000	7,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 8/07/12 (e)	19,660	19,660,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA), 0.13%, 8/07/12 (e)	43,815	43,815,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.11%, 8/07/12 (e)	65,745	65,745,000
Maryland Community Development Adminis-tration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.14%, 8/07/12 (e)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2009-3129 VRDN (Morgan Stanley Bank Liquidity Facility), 0.23%, 8/07/12 (d)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Credit Support and Fannie Mae Liquidity Facility), 0.16%, 8/07/12 (e)	33,530	33,530,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC), 0.17%, 8/07/12 (e)	71,440	71,440,000
University of California RB Series 2011Z-1 VRDN, 0.18%, 8/07/12 (e)	17,000	17,000,000
Washington GO Series 2009-3045 VRDN (Morgan Stanley Bank Liquidity Facility), 0.23%, 8/07/12 (d)(e)(f)	12,505	12,505,000
Total Municipal Bonds – 17.0%		537,090,000

6	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (continued)	TempCash (Percentages shown are based on Net Assets)

Closed-End Investment Companies (d)(e)	Par (000)	Value
California – 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	$5,000	$5,000,000
Multi-State – 0.2%
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility), 0.27%, 8/07/12	6,900	6,900,000
New York – 0.3%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	8,700	8,700,000
Total Closed-End Investment Companies – 0.7%		20,600,000

Time Deposits – 1.8%
Natixis S.A., 0.20%, 8/01/12	58,000	58,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (a)
0.27%, 8/23/12	50,000	49,999,085
0.28%, 9/17/12	75,000	74,998,047
0.28%, 12/20/12	42,500	42,496,677
Federal Home Loan Bank Variable Rate Notes, 0.23%, 12/04/13 (a)	25,000	24,989,807
Total U.S. Government Sponsored Agency Obligations – 6.1%		192,483,616

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.14%, 11/01/12	33,000	32,988,615
0.16%, 3/07/13	25,000	24,976,156
0.16%, 4/04/13	35,000	34,962,075
0.18%, 4/04/13	10,000	9,987,837
0.17%, 5/02/13	15,000	14,980,306
0.19%, 5/30/13	25,000	24,960,572
U.S. Treasury Notes:
4.25%, 9/30/12	25,000	25,168,927
3.38%, 11/30/12	20,500	20,720,909
0.63%, 4/30/13	43,000	43,144,784
Total U.S. Treasury Obligations – 7.3%		231,890,181

Repurchase Agreements
Barclays Capital, Inc.,
0.93%, 8/22/12 (Purchased on 5/22/12 to be repurchased at $45,106,950, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 9.35% due from 7/31/14 to 6/11/49, aggregate par and fair value of $128,332,854 and $53,498,928, respectively)	45,000	45,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc.,
0.70%, 8/01/12 (e) (Purchased on 12/23/11 to be repurchased at $58,500,000, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 11.25% due from 2/15/15 to 11/23/43, aggregate par and fair value of $512,777,769 and $62,264,939, respectively)	$58,500	$58,500,000
Citigroup Global Markets, Inc.,
0.40%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $50,000,556, collateralized by U.S. Treasury obligations 4.50% due at 5/15/38, par and fair value of $36,318,100 and $51,000,046, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC,
0.83%, 8/01/12 (e) (Purchased on 5/07/12 to be repurchased at $20,000,000, collateralized by various corporate/debt obligations, 0.31% to 7.22% due from 7/01/13 to 3/12/51, aggregate par and fair value of $180,205,285 and $22,564,616, respectively)	20,000	20,000,000
Deutsche Bank Securities Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $250,001,250, collateralized by various U.S. government sponsored agency obligations, 0.60% to 5.00% due from 11/14/13 to 2/07/19, aggregate par and fair value of $251,939,000 and $255,001,235, respectively)	250,000	250,000,000
JPMorgan Securities Inc.,
0.55%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $40,000,611, collateralized by various corporate/debt obligations, 0.66% to 12.25% due from 8/15/12 to 11/15/34, aggregate par and fair value of $42,817,572 and $42,800,963, respectively)	40,000	40,000,000
Total Repurchase Agreements – 14.7%		463,500,000
Total Investments (Cost $3,185,365,509*) – 100.8%		3,185,365,509
Liabilities in Excess of Other Assets – (0.8)%		(24,634,224)

Net Assets – 100.0%		$3,160,731,285

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	7

Schedule of Investments (concluded)	TempCash

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$3,185,365,509	–	$3,185,365,509

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $662,836 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

8	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	TempFund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 3.4%
HSBC Bank Plc, London:
0.60%, 4/05/13	$125,000	$125,000,000
0.68%, 4/30/13	170,000	170,000,000
National Australia Bank Ltd., London:
0.48%, 12/20/12 (a)	360,000	360,000,000
0.46%, 1/16/13 (a)	430,000	430,000,000
0.48%, 4/10/13 (a)	500,500	500,500,000

		1,585,500,000
Yankee – 41.5% (b)
Bank of Montreal, Chicago:
0.20%, 8/20/12	198,000	197,999,998
0.21%, 8/29/12	300,000	300,000,000
0.32%, 1/24/13	500,000	500,000,000
0.47%, 7/17/13 (a)	361,000	361,000,000
Bank of Nova Scotia, Houston:
0.35%, 8/30/12	510,000	510,000,000
0.34%, 2/11/13 (a)	530,000	530,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.35%, 8/14/12	400,000	400,000,000
0.36%, 10/05/12	376,700	376,700,000
0.36%, 10/10/12	400,000	400,000,000
0.43%, 11/14/12	600,000	600,000,000
Credit Suisse Group A.G., New York, 0.34%, 9/05/12	500,000	500,000,000
Deutsche Bank A.G., New York, 0.44%, 9/10/12	520,000	520,000,000
DnB NOR Bank ASA, New York, 0.31%, 10/11/12	600,000	600,000,000
Mizuho Corporate Bank Ltd., New York:
0.26%, 9/11/12	725,000	725,000,000
0.38%, 10/03/12	505,000	505,000,000
0.38%, 10/10/12	850,000	850,000,000
National Australia Bank Ltd., New York, 0.52%, 5/03/13 (a)	512,500	512,500,000
National Bank of Canada, New York, 0.34%, 1/04/13 (a)	400,000	400,000,000
Nordea Bank Finland Plc, New York:
0.61%, 8/09/12	417,500	417,500,000
0.29%, 9/04/12	250,000	250,000,000
0.36%, 10/11/12	590,000	590,000,000
Norinchukin Bank, New York, 0.17%, 8/02/12	1,000,000	1,000,000,000
Rabobank Nederland N.V., New York:
0.57%, 9/17/12	693,500	693,500,000
0.53%, 10/25/12	575,000	575,000,000
0.57%, 3/13/13 (a)	415,000	415,000,000
Royal Bank of Canada, New York:
0.46%, 4/02/13 (a)	530,500	530,500,000
0.49%, 5/16/13 (a)	394,500	394,500,000
0.49%, 5/29/13 (a)	150,000	150,000,000
Skandinaviska Enskilda Banken AB, New York, 0.40%, 10/05/12	561,000	560,994,943
Sumitomo Mitsui Banking Corp., New York:
0.25%, 9/17/12	700,000	700,000,000
0.35%, 9/24/12	595,000	595,000,000
Sumitomo Mitsui Trust Bank, New York, 0.26%, 9/27/12	600,000	600,000,000
Svenska Handelsbanken, New York:
0.26%, 8/17/12	295,000	295,000,000
0.28%, 8/24/12	345,000	345,000,000
0.38%, 10/11/12	75,000	75,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Toronto Dominion Bank, New York:
0.20%, 8/28/12	$375,000	$375,000,000
0.20%, 9/07/12	699,000	699,000,000
0.20%, 9/10/12	478,000	478,000,000
0.41%, 7/26/13	370,000	370,000,000
Westpac Banking Corp., New York, 0.54%, 7/10/13 (a)	500,000	500,000,000

		19,397,194,941
Total Certificates of Deposit – 44.9%		20,982,694,941

Commercial Paper
Atlantis One Funding Corp.:
0.33%, 9/07/12 (c)	136,000	135,953,873
0.54%, 1/07/13 (c)	210,000	209,499,150
Cancara Asset Securitisation LLC, 0.27%, 8/13/12 (c)	200,000	199,982,000
Commonwealth Bank of Australia, 0.39%, 1/14/13 (a)	267,000	267,000,000
DnB NOR Bank ASA, 0.32%, 8/13/12 (c)	384,000	383,959,040
Gemini Securitization Corp. LLC, 0.45%, 10/22/12 (c)	115,000	114,882,123
ING US Funding LLC, 0.39%, 9/10/12 (c)	530,000	529,773,278
Kells Funding LLC:
0.57%, 11/13/12 (c)	305,000	304,497,767
0.58%, 11/28/12 (c)	233,500	233,052,329
0.58%, 11/29/12 (c)	250,000	249,516,667
0.58%, 11/30/12 (c)	125,000	124,756,319
Nordea North America, Inc., 0.26%, 8/13/12 (c)	249,100	249,078,827
NRW.Bank:
0.17%, 8/03/12 (c)	780,000	779,992,633
0.25%, 8/23/12 (c)	150,000	149,977,083
0.25%, 8/27/12 (c)	340,000	339,938,611
Old Line Funding LLC:
0.32%, 8/27/12 (c)	90,000	89,979,200
0.22%, 9/17/12 (c)	296,457	296,371,851
Solitaire Funding LLC:
0.28%, 8/06/12 (c)	50,000	49,998,056
0.28%, 8/08/12 (c)	116,000	115,993,684
Straight-A Funding LLC:
0.18%, 8/02/12 (c)	80,000	79,999,600
0.18%, 8/09/12 (c)	356,490	356,475,740
Svenska Handelsbanken, Inc., 0.39%, 10/02/12 (c)	150,000	149,899,250
Victory Receivables Corp.:
0.25%, 9/18/12 (c)	100,000	99,966,667
0.25%, 9/19/12 (c)	40,000	39,986,389
Westpac Banking Corp.:
0.49%, 8/13/12 (c)	663,000	662,891,710
0.50%, 4/02/13 (c)	451,000	449,471,611
Total Commercial Paper – 14.3%		6,662,893,458

Corporate Notes — 1.6%
JPMorgan Chase Bank N.A., 0.53%, 5/17/13 (a)	752,200	752,200,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	9

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Allen County RB (Catholic Health Partner Project) Series 2012B VRDN, 0.14%, 8/07/12 (d)	$12,000	$12,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 8/07/12 (d)	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 8/07/12 (d)	99,750	99,750,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 8/07/12 (d)	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 8/01/12 (d)	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 8/07/12 (d)	19,840	19,840,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 8/07/12 (d)	18,600	18,600,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 8/07/12 (d)	15,200	15,200,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 8/07/12 (d)	49,655	49,655,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 8/07/12 (d)	46,220	46,220,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.16%, 8/07/12 (d)	9,795	9,795,000
Chattanooga Health, Education & Housing Facility Board RB (Catholic Health Initiatives Project) Series 2004C VRDN, 0.15%, 8/07/12 (d)	36,260	36,260,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 8/07/12 (d)	78,552	78,552,000
Gulf Coast Waste Disposal Authority RB (Exxon Mobil Project) Series 2003 VRDN, 0.15%, 8/01/12 (d)	24,800	24,800,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 8/07/12 (d)	44,080	44,080,000
Harris County IDRB (Exxon Project) Series 1997 VRDN, 0.14%, 8/01/12 (d)	14,700	14,700,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 8/07/12 (d)	55,040	55,040,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA), 0.16%, 8/07/12 (d)	28,715	28,715,000
Maryland Health & Higher Educational Facilities Authority RB (John Hopkins University Project) Series 2008B VRDN, 0.13%, 8/07/12 (d)	51,700	51,700,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank, N.A. SBPA), 0.15%, 8/07/12 (d)	33,800	33,800,000

Municipal Bonds	Par (000)	Value
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 8/07/12 (d)	$51,400	$51,400,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 8/07/12 (d)	40,305	40,305,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010K VRDN (Chevron Corp. Guaranty), 0.15%, 8/01/12 (d)	35,000	35,000,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty), 0.15%, 8/01/12 (d)	60,700	60,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.16%, 8/01/12 (d)	178,590	178,590,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN (Chevron Corp. Guaranty), 0.12%, 8/07/12 (d)	91,600	91,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 8/07/12 (d)	176,800	176,800,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 8/07/12 (d)	44,000	44,000,000
Port of Port Arthur Navigation District RB (Texaco Inc. Project) Series 1994 VRDN (Texaco Inc. Obligor), 0.16%, 8/01/12 (d)	35,000	35,000,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.13%, 8/07/12 (d)	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.15%, 8/07/12 (d)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargon Bank N.A. LOC), 0.14%, 8/07/12 (d)	25,580	25,580,000
Southern California Public Power Authority RB Series 2009 VRDN (US Bank N.V. LOC), 0.14%, 8/07/12 (d)	33,530	33,530,000
Texas GO Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.17%, 8/07/12 (d)	24,865	24,865,000
Texas RB PUTTERS Series 2011-3945 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.18%, 8/01/12 (d)(e)(f)	50,000	50,000,000
Texas RB PUTTERS Series 2011-3946 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.18%, 8/01/12 (d)(e)(f)	55,380	55,380,000
Texas RB PUTTERS Series 2011-3953 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.18%, 8/01/12 (d)(e)(f)	99,265	99,265,000
Texas RB PUTTERS Series 2011-3964 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.18%, 8/01/12 (d)(e)(f)	125,000	125,000,000

10	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 8/07/12 (d)	$66,500	$66,500,000
University of Texas RB Series 2008A VRDN, 0.14%, 8/07/12 (d)	98,395	98,395,000
Total Municipal Bonds – 4.8%		2,238,947,000

Time Deposits
Natixis S.A., 0.20%, 8/01/12	1,142,000	1,142,000,000
Societe Generale, 0.19%, 8/01/12	1,000,000	1,000,000,000
Svenska Handelsbanken AB, 0.15%, 8/01/12	600,000	600,000,000
Total Time Deposits – 5.9%		2,742,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (a)
0.27%, 8/23/12	700,000	699,987,196
0.28%, 9/17/12	710,000	709,981,512
0.28%, 12/20/12	458,000	457,964,186
Federal Home Loan Bank Bonds:
0.22%, 5/03/13	65,000	64,986,188
0.42%, 6/21/13	90,000	90,124,575
0.25%, 7/05/13	65,000	64,991,899
Freddie Mac Variable Rate Notes: (a)
0.31%, 1/24/13	388,000	387,924,631
0.37%, 9/03/13	100,000	99,977,999
0.19%, 9/13/13	920,000	919,376,625
Total U.S. Government Sponsored Agency Obligations – 7.5%		3,495,314,811
U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.10%, 8/09/12	368,000	367,991,822
0.14%, 8/30/12	429,000	428,953,001
0.15%, 9/20/12	200,000	199,958,333
0.13%, 10/18/12	161,000	160,956,396
0.14%, 11/01/12	428,500	428,352,168
0.13%, 12/06/12	100,000	99,953,786
0.15%, 12/20/12	300,000	299,826,688
0.16%, 2/07/13	200,000	199,836,389
0.16%, 3/07/13	200,000	199,809,250
0.16%, 4/04/13	275,000	274,699,333
0.18%, 4/04/13	300,000	299,635,100
0.17%, 5/02/13	282,000	281,629,758
0.19%, 5/30/13	350,000	349,448,011
U.S. Treasury Notes:
0.38%, 8/31/12	100,000	100,021,669
0.38%, 9/30/12	44,000	44,018,194
3.38%, 11/30/12	187,000	189,014,063
3.63%, 12/31/12	100,000	101,427,250
0.63%, 4/30/13	100,000	100,314,212
0.38%, 6/30/13	300,000	300,414,338
Total U.S. Treasury Obligations – 9.5%		4,426,259,761

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc.,
0.40%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $100,001,111, collateralized by various U.S. Municipal obligations, 0.00% to 5.75% due from 7/15/21 to 11/01/43, aggregate par and fair value of $115,359,341 and $107,000,001, respectively)	$100,000	$100,000,000
Barclays Capital, Inc.,
0.90%, 8/02/12 (Purchased on 5/03/12 to be repurchased at $232,026,663, collateralized by various corporate/debt and U.S. Treasury obligations, 0.00% to 6.00% due from 6/20/13 to 10/25/37, aggregate par and fair value of $1,401,262,521 and $281,428,363, respectively)	231,500	231,500,000
Barclays Capital, Inc.,
0.93%, 8/22/12 (Purchased on 5/22/12 to be repurchased at $200,475,333, collateralized by various corporate/debt and U.S. Treasury obligations, 0.00% to 10.76% due from 5/23/19 to 10/25/46, aggregate par and fair value of $737,238,071 and $242,421,029, respectively)	200,000	200,000,000
Barclays Capital, Inc.,
0.70%, 9/10/12 (Purchased on 6/11/12 to be repurchased at $50,088,472, collateralized by U.S. Treasury obligations, 0.88% due at 7/31/19, par and fair value of $51,425,900 and $51,000,094, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC,
0.15%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $400,001,667, collateralized by various U.S. Treasury obligations, 1.25% to 3.63% due from 10/31/15 to 8/15/19, aggregate par and fair value of $356,887,536 and $408,004,682, respectively)	400,000	400,000,000
Credit Suisse Securities (USA) LLC,
0.25%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $200,001,389, collateralized by various corporate/debt obligations, 0.00% to 8.99% due from 1/10/13 to 6/25/50, aggregate par and fair value of $1,237,784,047 and $250,000,215, respectively)	200,000	200,000,000
Credit Suisse Securities (USA) LLC,
0.25%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $250,001,736, collateralized by various corporate/debt obligations, 0.11% to 11.38% due from 8/27/12 to 12/31/49, aggregate par and fair value of $262,510,941 and $262,503,148, respectively)	250,000	250,000,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	11

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC,
0.83%, 8/01/12 (d) (Purchased on 5/07/12 to be repurchased at $215,000,000, collateralized by various corporate/debt obligations, 0.00% to 8.85% due from 11/15/17 to 4/08/49, aggregate par and fair value of $1,377,843,920 and $246,446,796, respectively)	$215,000	$215,000,000
Deutsche Bank Securities Inc.,
0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $920,004,600, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.75% due from 8/03/12 to 4/18/36, aggregate par and fair value of $911,332,000 and $938,400,721, respectively)	920,000	920,000,000
Deutsche Bank Securities Inc.,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $800,004,222, collateralized by various U.S. government sponsored agency obligations, 0.74% to 6.99% due from 1/01/26 to 11/16/47, aggregate par and fair value of $2,200,451,405 and $832,153,750, respectively)	800,000	800,000,000
Deutsche Bank Securities Inc.,
0.60%, 8/01/12 (Purchased on 5/03/12 to be repurchased at $350,525,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 12.00% due from 4/12/13 to 8/07/52, aggregate par and fair value of $8,150,194,988 and $415,005,847, respectively)	350,000	350,000,000
Deutsche Bank Securities Inc.,
0.60%, 10/26/12 (Purchased on 7/26/12 to be repurchased at $315,483,000, collateralized by various corporate/debt obligations, 0.00% to 6.00% due from 9/20/14 to 2/15/51, aggregate par and fair value of $1,579,414,656 and $361,393,429, respectively)	315,000	315,000,000
Goldman Sachs & Co.,
0.18%, 8/06/12 (Purchased on 7/30/12 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 2.42% to 6.50% due from 11/01/24 to 7/01/42, aggregate par and fair value of $362,943,276 and $206,000,001, respectively)	200,000	200,000,000
HSBC Securities (USA) Inc.,
0.23%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $50,000,319, collateralized by various corporate/debt obligations, 1.25% to 9.38% due from 10/01/12 to 4/01/42, aggregate par and fair value of $48,946,802 and $53,500,591, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc.,
0.27%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $50,000,375, collateralized by various corporate/debt obligations, 1.75% to 9.38% due from 10/01/12 to 10/01/46, aggregate par and fair value of $47,983,400 and $53,502,609, respectively)	$50,000	$50,000,000
JPMorgan Securities Inc.,
0.55%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $100,001,528, collateralized by various corporate/debt obligations, 0.66% to 11.75% due from 5/01/13 to 11/15/34, aggregate par and fair value of $104,866,451 and $107,004,295, respectively)	100,000	100,000,000
JPMorgan Securities Inc.,
0.60%, 8/10/12 (Purchased on 7/11/12 to be repurchased at $200,100,000, collateralized by various corporate/debt obligations, 0.58% to 12.00% due from 9/01/12 to 12/01/34, aggregate par and fair value of $212,128,231 and $214,001,935, respectively)	200,000	200,000,000
PNC Bank N.A.,
0.19%, 8/01/12 (g) (Purchased on 7/31/12 to be repurchased at $62,000,327, collateralized by Fannie Mae Bonds 4.00% due at 9/01/25, par and fair value of $300,001,969 and $309,020,963, respectively)	62,000	62,000,000
UBS Securities LLC,
0.19%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $785,004,143, collateralized by various U.S. government sponsored agency obligations, 3.50% to 4.50% due from 2/01/26 to 7/01/42, aggregate par and fair value of $801,844,954 and $808,550,000, respectively)	785,000	785,000,000
UBS Securities LLC,
0.33%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $125,001,146, collateralized by various corporate/debt obligations, 0.00% to 15.00% due from 8/01/12 to 12/21/65, aggregate par and fair value of $336,329,444 and $149,544,404, respectively)	125,000	125,000,000
Total Repurchase Agreements – 12.0%		5,603,500,000
Total Investments (Cost $46,903,809,971*) – 100.5%		46,903,809,971
Liabilities in Excess of Other Assets – (0.5)%		(225,136,099)

Net Assets – 100.0%		$46,678,673,872

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

12	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	TempFund

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2011	Net Activity (Par)	Par at July 31, 2012	Income
PNC Bank N.A.	–	$62,000,000	$62,000,000	$129,076

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] .	–	$46,903,809,971	–	$46,903,809,971

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, bank overdraft of $(52,649,200) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	13

Schedule of Investments July 31, 2012 (Unaudited)	T-Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.08%, 8/23/12	$100,000	$99,995,111
0.10%, 8/23/12	24,725	24,723,565
0.13%, 8/23/12	370,000	369,971,736
0.08%, 8/30/12	47,000	46,997,222
0.13%, 9/06/12	75,000	74,990,250
0.09%, 9/13/12	45,000	44,995,431
0.15%, 9/13/12	93,000	92,983,338
0.15%, 9/20/12	94,000	93,980,417
0.15%, 9/27/12	150,000	149,964,375
0.14%, 10/04/12	53,000	52,986,809
0.15%, 10/04/12	38,000	37,990,204
0.12%, 10/11/12	75,000	74,982,250
0.15%, 10/11/12	275,000	274,918,646
0.10%, 10/18/12	211,000	210,954,825
0.14%, 10/18/12	150,000	149,956,125
0.13%, 10/25/12	200,000	199,940,972
0.14%, 10/25/12	38,000	37,981,513
0.15%, 11/01/12	200,000	199,925,889
0.15%, 11/15/12	155,000	154,933,824
0.15%, 11/23/12	200,000	199,909,411
0.15%, 11/29/12	90,000	89,956,500
0.13%, 12/06/12	110,000	109,949,553
0.15%, 12/20/12	150,000	149,911,876
0.15%, 12/27/12	141,000	140,913,050
0.14%, 1/10/13	75,000	74,951,400
0.14%, 1/17/13	179,000	178,880,411
0.15%, 1/17/13	21,500	21,485,365
0.14%, 1/24/13	300,000	299,792,956
0.14%, 2/07/13	165,000	164,878,083
0.17%, 3/07/13	143,327	143,179,053
0.19%, 3/07/13	53,000	52,938,058
0.18%, 5/02/13	100,000	99,860,717
0.19%, 5/30/13	47,500	47,424,290
U.S. Treasury Notes:
1.75%, 8/15/12	100,000	100,063,355
0.38%, 8/31/12	350,025	350,100,195
4.13%, 8/31/12	73,000	73,237,498
1.38%, 9/15/12	125,000	125,189,515
0.38%, 9/30/12	250,000	250,108,760
4.25%, 9/30/12	100,000	100,675,717
1.38%, 10/15/12	200,000	200,511,862
1.38%, 11/15/12	185,000	185,647,382
0.50%, 11/30/12	150,000	150,176,569
0.63%, 1/31/13	185,000	185,423,720
0.63%, 2/28/13	370,000	370,931,761
1.38%, 3/15/13	82,000	82,595,747
0.63%, 4/30/13	40,000	40,125,985
0.50%, 5/31/13	188,500	188,935,685
1.00%, 7/15/13	200,000	201,436,918
Total U.S. Treasury Obligations – 38.5%		6,772,363,894

Repurchase Agreements
Barclays Capital, Inc.,
0.17%, 8/01/12	909,971	909,971,000

(Purchased on 7/31/12 to be repurchased at $909,975,297, collateralized by various U.S. Treasury obligations, 0.13% to 6.13% due from 10/31/13 to 5/15/40, aggregate par and fair value of $805,437,700 and $928,170,501, respectively)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc.,
0.14%, 8/02/12	$500,000	$500,000,000

(Purchased on 7/26/12 to be repurchased at $500,013,611, collateralized by various U.S. Treasury obligations, 0.00% to 1.88% due from 7/15/13 to 5/15/42, aggregate par and fair value of $736,748,292 and $510,000,061, respectively)

Citigroup Global Markets, Inc.,
0.16%, 8/01/12	839,149	839,149,000

(Purchased on 7/31/12 to be repurchased at $839,152,730, collateralized by various U.S. Treasury obligations, 0.13% to 6.13% due from 3/15/14 to 8/15/29, aggregate par and fair value of $678,898,700 and $855,932,069, respectively)

Credit Suisse Securities (USA) LLC,
0.15%, 8/01/12	830,000	830,000,000

(Purchased on 7/31/12 to be repurchased at $830,003,458, collateralized by various U.S. Treasury obligations, 1.38% to 1.88% due from 7/15/13 to 3/31/19, aggregate par and fair value of $771,924,600 and $846,607,894, respectively)

Credit Suisse Securities (USA) LLC,
0.14%, 8/02/12	250,000	250,000,000

(Purchased on 7/26/12 to be repurchased at $250,006,806, collateralized by various U.S. Treasury obligations, 0.00% to 5.25% due from 2/28/13 to 11/15/40, aggregate par and fair value of $206,452,700 and $255,002,416, respectively)

Credit Suisse Securities (USA) LLC,
0.15%, 8/03/12	500,000	500,000,000

(Purchased on 7/27/12 to be repurchased at $500,014,583, collateralized by various U.S. Treasury obligations, 0.13% to 4.25% due from 12/15/12 to 11/15/40, aggregate par and fair value of $448,797,000 and $510,002,459, respectively)

Deutsche Bank Securities Inc.,
0.17%, 8/01/12	627,906	627,906,000

(Purchased on 7/31/12 to be repurchased at $627,908,965, collateralized by various U.S. Treasury obligations, 0.00% to 1.13% due from 7/25/13 to 5/31/19, aggregate par and fair value of $638,039,900 and $640,464,179, respectively)

Deutsche Bank Securities Inc.,
0.15%, 8/03/12	500,000	500,000,000

(Purchased on 7/27/12 to be repurchased at $500,014,583, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 4/15/14 to 5/15/41, aggregate par and fair value of $687,153,681 and $510,000,000, respectively)

Deutsche Bank Securities Inc.,
0.16%, 8/07/12	900,000	900,000,000

(Purchased on 7/31/12 to be repurchased at $900,028,000, collateralized by various U.S. Treasury obligations, 0.88% to 2.63% due from 12/31/14 to 2/28/17, aggregate par and fair value of $886,285,800 and $918,000,101, respectively)

14	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	T-Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc.,
0.15%, 8/01/12	$875,000	$875,000,000

(Purchased on 7/31/12 to be repurchased at $875,003,646, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/13 to 5/15/42, aggregate par and fair value of $1,134,505,589 and $892,501,683, respectively)

HSBC Securities (USA) Inc.,
0.15%, 8/07/12	750,000	750,000,000

(Purchased on 7/31/12 to be repurchased at $750,021,875, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/14 to 5/15/36, aggregate par and fair value of $948,302,554 and $765,004,167, respectively)

JPMorgan Securities Inc.,
0.17%, 8/01/12	565,000	565,000,000

(Purchased on 7/31/12 to be repurchased at $565,002,668, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/14 to 8/15/25, aggregate par and fair value of $646,535,115 and $576,303,061, respectively)

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.16%, 8/01/12	753,000	753,000,000

(Purchased on 7/31/12 to be repurchased at $753,003,347, collateralized by various U.S. Treasury obligations, 0.63% to 2.13% due from 12/31/12 to 10/31/15, aggregate par and fair value of $753,012,300 and $768,060,045, respectively)

Morgan Stanley & Co. LLC,
0.17%, 8/01/12	824,378	824,378,000

(Purchased on 7/31/12 to be repurchased at $824,381,893, collateralized by various U.S. Treasury obligations, 0.00% to 3.50% due from 11/29/12 to 9/30/18, aggregate par and fair value of $819,991,500 and $840,865,685, respectively)

RBS Securities Inc.,
0.16%, 8/01/12	812,968	812,968,000

(Purchased on 7/31/12 to be repurchased at $812,971,613, collateralized by various U.S. Treasury obligations, 0.25% to 3.88% due from 11/30/12 to 11/30/18, aggregate par and fair value of $799,483,700 and $829,229,531, respectively)

UBS Securities LLC,
0.17%, 8/01/12	312,000	312,000,000

(Purchased on 7/31/12 to be repurchased at $312,001,473, collateralized by various U.S. Treasury obligations, 1.75% to 1.88% due from 7/15/13 to 1/15/28, aggregate par and fair value of $244,528,600 and $318,240,072, respectively)

Total Repurchase Agreements – 61.1%		10,749,372,000
Total Investments (Cost $17,521,735,894*) – 99.6%		17,521,735,894
Other Assets Less Liabilities – 0.4%		78,165,502

Net Assets – 100.0%		$17,599,901,396

* Cost for federal income tax purposes.
(a) Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] ..	–	$17,521,735,894	–	$17,521,735,894

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $126 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	15

Schedule of Investments July 31, 2012 (Unaudited)	Treasury Trust Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05%, 8/02/12	$67,070	$67,069,916
0.08%, 8/02/12	191,713	191,712,588
0.10%, 8/02/12	200,000	199,999,472
0.11%, 8/02/12	15,000	14,999,956
0.07%, 8/09/12	170,434	170,431,349
0.09%, 8/09/12	53,317	53,315,898
0.10%, 8/09/12	200,000	199,995,556
0.12%, 8/09/12	39,171	39,169,982
0.06%, 8/16/12	319,076	319,067,729
0.10%, 8/16/12	103,503	103,498,687
0.13%, 8/16/12	130,000	129,993,229
0.08%, 8/23/12	100,000	99,995,111
0.10%, 8/23/12	11,000	10,999,361
0.13%, 8/23/12	80,000	79,993,889
0.07%, 8/30/12	128,000	127,993,031
0.08%, 8/30/12	100,000	99,994,089
0.09%, 8/30/12	170,000	169,987,333
0.10%, 8/30/12	130,000	129,990,051
0.14%, 8/30/12	25,000	24,997,181
0.08%, 9/06/12	334,160	334,133,267
0.13%, 9/06/12	200,000	199,975,000
0.09%, 9/13/12	150,000	149,983,875
0.15%, 9/13/12	23,250	23,245,834
0.11%, 10/04/12	225,000	224,958,000
0.14%, 10/04/12	15,000	14,996,267
0.15%, 10/04/12	10,000	9,997,422
0.10%, 10/11/12	100,000	99,981,264
0.10%, 10/18/12	290,000	289,938,521
0.13%, 10/18/12	28,000	27,992,113
0.10%, 10/25/12	200,000	199,955,139
0.10%, 11/01/12	195,000	194,948,490
0.11%, 11/01/12	5,000	4,998,673
0.15%, 11/15/12	60,000	59,974,383
0.15%, 11/23/12	100,000	99,954,083
0.13%, 12/06/12	40,000	39,981,656
0.15%, 12/06/12	50,000	49,974,335
0.15%, 12/27/12	85,000	84,947,583
0.16%, 1/03/13	85,000	84,943,274
0.14%, 1/10/13	50,000	49,967,600
0.15%, 1/10/13	50,000	49,967,375
0.15%, 1/17/13	75,000	74,948,948
0.14%, 1/24/13	50,000	49,965,289
0.15%, 1/31/13	40,000	39,970,678
0.19%, 3/07/13	14,000	13,983,638
U.S. Treasury Notes:
4.13%, 8/31/12	10,000	10,032,489
3.88%, 10/31/12	125,000	126,160,495
Total U.S. Treasury Obligations – 110.4%		4,843,080,099
Total Investments (Cost $4,843,080,099*) – 110.4%		4,843,080,099
Liabilities in Excess of Other Assets – (10.4)%		(457,545,655)

Net Assets – 100.0%		$4,385,534,444

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1] .	–	$4,843,080,099	–	$4,843,080,099

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $10,069,365 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

16	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska – 0.0%
Alaska Housing Finance Corp. RB Series 2010-3188 VRDN (Morgan Stanley Bank SBPA), 0.26%, 8/07/12 (a)(b)	$100	$100,000
Arizona – 0.6%
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Guaranty), 0.18%, 8/07/12 (b)	1,800	1,800,000
Arkansas – 0.6%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.23%, 8/07/12 (b)	1,800	1,800,000
California – 13.1%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.24%, 8/01/12 (b)	1,700	1,700,000
California School Cash Reserve Program Authority RB Series 2012R TRAN, 2.00%, 10/31/12	2,500	2,509,646
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.16%, 8/07/12 (b)	3,200	3,200,000
East Bay California Municipal Utility District Water System Series 2012 TECP, 0.25%, 10/02/12	3,500	3,500,000
Fontana Unified School District RB PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. Liquidity Facility), 0.25%, 8/07/12 (a)(b)(c)	1,330	1,330,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.27%, 8/02/12 (a)(b)	1,300	1,300,000
Redwood School District GO Series 2011 TRAN, 1.50%, 8/31/12	6,250	6,254,333
Sacramento Financing Authority RB Municipal Trust Receipts Floaters Series 2011-4698 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.40%, 8/07/12 (a)(b)(c)	6,830	6,830,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,000	2,005,050
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,000	2,005,588
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	10,100	10,108,740

		40,743,357
Florida – 0.8%
Charlotte County Utility System Revenue RB Series 2003A VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.40%, 8/07/12 (b)	1,000	1,000,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC), 0.24%, 8/07/12 (b)	360	360,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.26%, 2/26/13 (b)	1,100	1,100,000

		2,460,000

Municipal Bonds	Par (000)	Value
Georgia – 1.3%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.31%, 8/07/12 (b)	$1,000	$1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.31%, 8/07/12 (b)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.31%, 8/07/12 (b)	1,000	1,000,000
Richmond County Development Authority RB (MCG Health Inc. Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (b)	1,000	1,000,000

		4,000,000
Illinois – 4.8%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.56%, 8/07/12 (b)	1,885	1,885,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.65%, 8/07/12 (a)(b)(c)	1,205	1,205,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.50%, 8/07/12 (b)	2,315	2,315,000
Illinois Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.56%, 8/07/12 (b)	1,430	1,430,000
Illinois Finance Authority RB (Advocate Health Project) Series 2008C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 8/07/12 (b)	8,000	8,000,000

		14,835,000
Iowa – 3.1%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.46%, 8/07/12 (b)	9,800	9,800,000
Kentucky – 1.4%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 8/07/12 (b)	2,200	2,200,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.35%, 8/07/12 (b)	2,100	2,100,000

		4,300,000
Louisiana – 2.9%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility), 0.31%, 8/07/12 (b)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN (BASF Corp. Obligor), 0.31%, 8/07/12 (b)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.40%, 8/07/12 (b)	590	590,000

		8,990,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	17

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland – 2.2%
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 8/07/12 (b)	$2,550	$2,550,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 8/07/12 (b)	2,800	2,800,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 8/07/12 (b)	1,620	1,620,000

		6,970,000
Massachusetts – 1.2%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	2,250	2,268,439
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.24%, 2/26/13 (b)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.24%, 2/26/13 (b)	495	495,000

		3,763,439
Michigan – 7.2%
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.40%, 8/07/12 (a)(b)(c)	800	800,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.24%, 2/26/13 (b)	3,000	3,000,000
Michigan State Housing Development Authority RB Series 2007E VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.18%, 8/07/12 (b)	12,000	12,000,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 8/07/12 (b)	2,200	2,200,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 8/07/12 (b)	1,800	1,800,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.19%, 8/01/12 (b)	1,300	1,300,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.60%, 8/07/12 (b)	1,000	1,000,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.25%, 8/07/12 (b)	500	500,000

		22,600,000
Minnesota – 3.4%
Minneapolis & St Paul Housing & Redevelopment Authority RB Series 2004B VRDN (AGM Insurance, US Bank N.A. SBPA), 0.18%, 8/01/12 (b)	5,600	5,600,000

Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Children’s Hospital Clinic Project) Series 2007A VRDN (AGM Insurance, U.S. Bank N.A. SBPA), 0.18%, 8/01/12 (b)	$5,000	$5,000,000

		10,600,000
Missouri – 1.9%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.37%, 8/07/12 (b)	2,025	2,025,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility), 0.31%, 8/07/12 (b)	4,000	4,000,000

		6,025,000
Nevada – 1.8%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT MB, 2.00%, 7/01/13	3,100	3,144,696
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	2,300	2,334,632

		5,479,328
New Hampshire – 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.30%, 8/07/12 (b)	845	845,000
New Jersey – 1.4%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011, 2.00%, 10/10/12	800	802,329
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	1,200	1,200,040
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	300	301,938
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	2,200	2,207,300

		4,511,607
New York – 1.7%
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	1,000	1,004,130
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.20%, 8/07/12 (b)	4,300	4,300,000

		5,304,130
North Carolina – 0.6%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.25%, 8/07/12 (b)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC), 0.34%, 8/07/12 (b)	560	560,000

		2,010,000

18	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Dakota – 0.9%
North Dakota Housing Finance Agency RB (Home Mortgage Project) Series 2003B VRDN (Federal Home Loan Bank SBPA), 0.19%, 8/07/12 (b)	$2,950	$2,950,000
Ohio – 2.3%
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	3,100	3,100,000
Cleveland Department of Public Utilities Division of Water RB Series 2012, 1.50%, 1/25/13	1,000	1,002,956
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Ohio RB Series 2012A BAN, 0.35%, 5/30/13	1,250	1,250,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	600	602,813

		7,205,769
Oklahoma – 1.2%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.35%, 8/07/12 (b)	3,850	3,850,000
Pennsylvania – 3.0%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Obligor), 0.31%, 8/07/12 (b)	300	300,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.15%, 8/01/12 (b)	4,600	4,600,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.45%, 8/07/12 (b)	2,635	2,635,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.24%, 8/07/12 (a)(b)(c)	1,700	1,700,000

		9,235,000
South Dakota – 1.2%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (AgriBank FCB LOC), 0.26%, 8/07/12 (b)	3,800	3,800,000
Tennessee – 2.4%
Maury County GO Series 2012B MB, 1.00%, 4/01/13	325	326,186
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.24%, 2/26/13 (b)	5,900	5,900,000
Tennessee Housing Development Agency RB (Homeownership Project) PUTTERS Series 2008-2A-4191 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 8/07/12 (a)(b)(c)	1,145	1,145,000

		7,371,186
Texas – 2.7%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Corp. Obligor), 0.31%, 8/07/12 (b)	5,000	5,000,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.22%, 8/07/12 (b)	800	800,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Electric & Gas Series 2012A TECP (State Street Bank and Trust Co. Credit Agreement, Bank of America N.A. Credit Agreement), 0.22%, 8/20/12	$1,500	$1,500,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	400	400,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.18%, 8/07/12 (a)(b)(c)	565	565,000

		8,265,000
Virginia – 2.5%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.27%, 2/26/13 (b)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC), 0.26%, 8/07/12 (b)	1,400	1,400,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.17%, 8/01/12 (b)	5,000	5,000,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.23%, 8/07/12 (b)(c)	45	45,000

		7,945,000
Washington – 7.1%
Washington Health Care Facilities Authority RB (Providence Health & Service Project) Series 2012D VRDN (U.S. Bank N.A. SBPA), 0.18%, 8/07/12 (b)	10,000	10,000,000
Washington State Housing Finance Commission RB (Affinity Southridge Project) Series 2012A VRDN (East West Bank LOC, Federal Home Loan Bank LOC), 0.23%, 8/07/12 (b)	2,300	2,300,000
Washington State Housing Finance Commission RB Series 2011 VRDN (Federal Home Loan Bank LOC), 0.19%, 8/07/12 (b)	9,000	9,000,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank AG SBPA), 0.21%, 8/07/12 (a)(b)(c)	800	800,000

		22,100,000
Wisconsin – 6.5%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.24%, 8/07/12 (b)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 8/07/12 (b)	1,400	1,400,000
Wisconsin Economic Authority GO Series 2012 TECP:
0.25%, 9/17/12	10,000	10,000,000
0.26%, 11/05/12	6,500	6,500,000

		20,285,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	19

Schedule of Investments (concluded)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming – 3.2%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.25%, 8/07/12 (b)	$4,000	$4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.34%, 8/07/12 (a)(b)(c)	6,035	6,035,000

		10,035,000
Total Municipal Bonds – 83.3%		259,978,816

Closed-End Investment Companies (a)(b)
California – 8.0%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	10,000	10,000,000

		25,000,000
Multi-State – 4.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.25%, 8/07/12	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.32%, 8/07/12	2,900	2,900,000

		12,700,000
New Jersey – 1.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.27%, 8/07/12	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.27%, 8/07/12	2,000	2,000,000

		6,000,000
New York – 2.7%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 8/07/12	8,500	8,500,000
Pennsylvania – 1.8%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.27%, 8/07/12	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.27%, 8/07/12	2,500	2,500,000

		5,500,000
Total Closed-End Investment Companies – 18.5%		57,700,000
Total Investments (Cost $317,678,816*) – 101.8%		317,678,816
Liabilities in Excess of Other Assets – (1.8)%		(5,572,650)

Net Assets – 100.0%		$312,106,166

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$317,678,816	–	$317,678,816

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $44,002 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

20	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments July 31, 2012 (Unaudited)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 2.2%
Alabama Public School & College Authority RB PUTTERS Series 2011-719 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	$16,000	$16,000,000
Birmingham Commercial Development Authority RB (Civic Center Project) Series 2011A VRDN (Barclays Bank Plc SBPA), 0.17%, 8/07/12 (a)(c)	4,300	4,300,000
Eutaw Industrial Development Board PCRB (Alabama Power Co. Project) Series 1998 VRDN, 0.15%, 8/01/12 (c)	200	200,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC, First Commercial Bank LOC), 0.18%, 8/07/12 (c)	5,760	5,760,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC), 0.15%, 8/07/12 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.19%, 8/07/12 (c)	4,840	4,840,000

		41,100,000
Arizona – 0.2%
Salt River Project Agricultural Improvement & Power District RB Series 2009 ROC-RR-II-R-12276 VRDN (Citibank N.A. SBPA), 0.18%, 8/07/12 (a)(b)(c)	2,900	2,900,000
Arkansas – 0.3%
Fort Smith Sales & Use Tax RB Series 2012 MB, 1.00%, 5/01/13	4,300	4,321,047
Rogers RB Series 2011 MB, 2.00%, 11/01/12	1,885	1,892,807

		6,213,854
California – 14.7%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.24%, 8/01/12 (c)	8,100	8,100,000
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.21%, 8/07/12 (a)(b)(c)	5,557	5,557,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement), 0.21%, 8/07/12 (a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.21%, 8/07/12 (a)(b)(c)	39,300	39,300,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.18%, 8/07/12 (c)	1,300	1,300,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.21%, 8/07/12 (c)	2,950	2,950,000
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	3,200	3,232,687
California School Cash Reserve Program Authority RB Series 2012C TRAN, 2.00%, 2/01/13	8,400	8,474,102
California School Cash Reserve Program Authority RB Series 2012P TRAN, 2.00%, 12/31/12	4,445	4,472,656

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	$5,000	$5,035,336
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	2,000	2,012,444
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(c)	35,025	35,025,000
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.16%, 8/07/12 (c)	1,800	1,800,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.40%, 8/07/12 (a)(b)(c)	10,265	10,265,000
Coast Community College District GO Series 2006-36TPZ VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility), 0.15%, 8/07/12 (a)(c)	3,490	3,490,000
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	4,300	4,331,138
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank LOC), 0.23%, 8/07/12 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.18%, 8/07/12 (a)(b)(c)	9,665	9,665,000
Los Angeles Community College District GO Municipal Trust Receipts Floaters Series 2009-2984 VRDN (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	7,500	7,500,000
Los Angeles County Metropolitan Transportation Authority RB RBC Municipal Products, Inc. Trust Series 2011E-24 Mandatory Put Bonds (Royal Bank of Canada Credit Agreement, Royal Bank of Canada SBPA), 0.27%, 8/02/12 (a)(c)	7,100	7,100,000
Los Angeles County Schools RB Series 2012B-1 TRAN, 2.00%, 11/30/12	6,000	6,034,578
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.20%, 5/01/13 (c)	5,500	5,500,000
Sacramento Unified School District GO Floater Series 2012-45C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.18%, 8/07/12 (a)(c)	10,000	10,000,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	4,000	4,010,101
San Francisco City & County Redevelopment Agency RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 8/07/12 (c)	6,750	6,750,000
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	7,000	7,019,557
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.21%, 8/07/12 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (National Reinsurance Corp. Insurance, Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.21%, 8/07/12 (a)(b)(c)	10,780	10,780,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	21

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Santa Clara County GO PUTTERS Series 2009-4642 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	$30,000	$30,000,000

		270,414,599
Colorado – 2.2%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.17%, 8/07/12 (c)	9,250	9,250,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.17%, 8/07/12 (c)	5,645	5,645,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC), 0.16%, 8/07/12 (c)	2,965	2,965,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC), 0.16%, 8/07/12 (c)	3,635	3,635,000
Colorado Educational & Cultural Facilities Authority RB (Mesivta Greater L.A. Project) Series 2005 VRDN (Deutsche Bank A.G. LOC), 0.15%, 8/07/12 (c)	4,350	4,350,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.17%, 8/07/12 (c)	1,150	1,150,000
Commerce Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC), 0.16%, 8/07/12 (c)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC), 0.16%, 8/07/12 (c)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.16%, 8/07/12 (c)	900	900,000
Sheridan Redevelopment Agency (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.21%, 8/07/12 (c)	2,500	2,500,000

		41,155,000
Connecticut – 0.2%
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program Project) Series 2010G AMT Mandatory Put Bonds, 0.33%, 11/15/12 (c)	3,165	3,165,000
Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	1,860	1,860,000
Sussex County RB (Cadbury Lewes Project) Series 2006C VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 8/07/12 (c)	740	740,000

		2,600,000
District of Columbia – 2.1%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, AGM Insurance, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	16,638	16,638,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	1,700	1,700,000

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	$4,000	$4,000,000
District of Columbia RB Municipal Trust Receipts Floaters (National Public Radio Project) Series 2010-3163 VRDN (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	16,125	16,125,000

		38,463,000
Florida – 7.1%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	4,830	4,830,000
JEA Water & Sewer System RB Floater Series 2005B-10C VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 8/07/12 (a)(c)	10,350	10,350,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	9,050	9,050,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.26%, 2/26/13 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Floaters Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Facility), 0.20%, 8/07/12 (a)(b)(c)	6,700	6,700,000
Palm Beach County RB (Morse Obligation Group Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.13%, 8/07/12 (c)	21,500	21,500,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.30%, 8/07/12 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	21,000	21,000,000
St. Jonhs County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.22%, 8/07/12 (a)(b)(c)	7,835	7,835,000

		131,060,000
Georgia – 0.9%
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC), 0.20%, 8/07/12 (c)	1,950	1,950,000

22	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	$900	$900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	2,900	2,900,000
Georgia GO Series 2002D MB, 5.00%, 8/01/12	300	300,000
State of Georgia GO Series 2008 ROC-RR-II-R-11536PB VRDN (PB Capital Corp. Liquidity Facility), 0.28%, 8/07/12 (a)(b)(c)	10,400	10,400,000

		16,450,000
Illinois – 4.8%
Chicago Board of Education GO SPEARS (School Reform Project) Series 2007DB-410 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 8/07/12 (a)(b)(c)	9,775	9,775,000
Chicago RB Series 2002 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 8/01/12 (c)	8,500	8,500,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 8/07/12 (c)	7,350	7,350,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA, Bank of America N.A. Guaranty), 0.40%, 8/07/12 (a)(b)(c)	8,735	8,735,000
Illinois RB Series 2012A MB, 2.00%, 6/15/13	3,900	3,958,201
Illinois Toll Highway Authority RB PUTTERS Series 2011-773 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	16,485	16,485,000
Regional Transportation Authority RB PUTTERS Series 2011-714 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	22,365	22,365,000
Springfield RB Series 2008 ROC-RR-II-R-11486PB VRDN (Berkshire Hathaway Assurance Corp. Insurance, PB Capital Corp. SBPA), 0.34%, 8/07/12 (a)(b)(c)	10,070	10,070,000

		87,238,201
Indiana – 0.4%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 8/07/12 (c)	1,700	1,700,000
Indiana Bond Bank RB (St. Revolving Fund Project) Series 2001A MB, 5.38%, 2/01/13	4,810	4,962,990
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 8/07/12 (c)	1,400	1,400,000

		8,062,990
Iowa – 2.7%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.46%, 8/07/12 (c)	50,000	50,000,000
Kentucky – 0.9%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.15%, 8/07/12 (c)	2,490	2,490,000
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.35%, 8/07/12 (c)	13,500	13,500,000

		15,990,000

Municipal Bonds	Par (000)	Value
Louisiana – 2.2%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.25%, 8/07/12 (c)	$4,935	$4,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN (BASF Corp. Obligor), 0.28%, 8/07/12 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN (Air Products & Chemicals Obligor), 0.15%, 8/01/12 (c)	100	100,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.35%, 8/07/12 (c)	23,375	23,375,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN (Nucor Corporation Guaranty), 0.16%, 8/07/12 (c)	4,700	4,700,000

		40,610,000
Maine – 0.5%
Cumberland GO Series 2012 TAN, 1.00%, 11/15/12	9,200	9,219,859
Maryland – 2.6%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 8/07/12 (c)	3,625	3,625,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 8/07/12 (c)	1,775	1,775,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	3,005	3,005,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	9,000	9,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 8/07/12 (c)	1,625	1,625,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 8/07/12 (c)	2,800	2,800,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	1,535	1,535,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 8/07/12 (c)	1,995	1,995,000
University System of Maryland COP (College Park Business School Project) Series 2000 VRDN (Bank of America N.A. LOC), 0.25%, 8/07/12 (c)	780	780,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	4,295	4,295,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	23

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 8/07/12 (c)	$9,425	$9,425,000

		48,260,000
Massachusetts – 1.4%
Dracut GO Series 2012 BAN, 2.00%, 2/22/13	10,550	10,653,679
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.24%, 2/26/13 (c)	2,000	2,000,000
Massachusetts GO PUTTERS Series 2011-723 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	9,975	9,975,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN (Massachusetts State Guaranteed), 0.24%, 2/26/13 (c)	2,615	2,615,000

		25,243,679
Michigan – 10.4%
Detroit Michigan City School District GO PUTTERS Series 2011-3874 VRDN (AGM SBPA, JPMorgan Chase Bank N.A. SBPA), 0.52%, 8/07/12 (a)(b)(c)	8,000	8,000,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.23%, 8/07/12 (c)	16,585	16,585,000
Michigan Finance Authority RB (Student Aid Project) Series 2011C-2 TECP (JPMorgan Chase Bank N.A. LOC), 2.00%, 8/20/12	39,700	39,734,503
Michigan Finance Authority RB Series 2012A VRDN (Citibank N.A. LOC), 0.16%, 8/07/12 (c)	18,000	18,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN, 0.24%, 2/26/13 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN (Ascension Health Corporate Obligor), 0.24%, 2/26/13 (c)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Landesbank Baden-Wurttemberg Girozentrale LOC), 0.23%, 8/07/12 (c)	71,195	71,195,000
University of Michigan RB Series 2002A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 8/07/12 (c)	27,275	27,275,000

		190,509,503
Minnesota – 0.3%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.15%, 8/07/12 (a)(c)	2,900	2,900,000
Minnesota GO Series 2004 MB, 5.00%, 8/01/12	2,000	2,000,000

		4,900,000
Mississippi – 0.4%
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (BMO Harris Bank N.A. LOC), 0.16%, 8/07/12 (c)	6,650	6,650,000

Municipal Bonds	Par (000)	Value
Missouri – 0.3%
Missouri State Health & Educational Facilities Authority RB (BJC Health System Project) Series 2008B VRDN (U.S. Bank N.A. LOC), 0.13%, 8/01/12 (c)	$500	$500,000
Missouri State Health & Educational Facilities Authority RB (Health Care Project) Series 2005C-4 VRDN (Citibank N.A. SBPA), 0.18%, 8/07/12 (c)	3,300	3,300,000
St Louis County IDA RB (Friendship Villages County Project) Series 2002B VRDN (Bank of America N.A. LOC), 0.23%, 8/07/12 (c)	2,415	2,415,000

		6,215,000
Multi-State – 0.5%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.24%, 8/07/12 (a)(b)(c)	8,300	8,300,000
Nebraska – 0.5%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Credit Suisse SBPA), 0.17%, 8/07/12 (a)(b)(c)	8,500	8,500,000
Nevada – 0.8%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	14,700	14,921,346
New Hampshire – 1.2%
New Hampshire Health & Education Facilities Authority RB (Riverwoods at Exeter Project) Series 1997B VRDN (Bank of America N.A. LOC), 0.22%, 8/07/12 (c)	7,400	7,400,000
New Hampshire Health & Education Facilities Authority RB (RiverWoods-Exeter Project) Series 2003 VRDN (Bank of America N.A. LOC), 0.22%, 8/07/12 (c)	14,665	14,665,000

		22,065,000
New Jersey – 3.8%
Brigantine GO Series 2011 BAN, 1.00%, 8/02/12	12,770	12,770,177
Garden State Preservation Trust RB PUTTERS (New Jersey Open Space & Farmland Preservation Project) Series 2011-700 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	6,100	6,100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 8/07/12 (c)	1,470	1,470,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2004 VRDN (Wells Fargo Bannk N.A. LOC), 0.13%, 8/07/12 (c)	7,490	7,490,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.18%, 8/07/12 (a)(b)(c)	27,965	27,965,000
Township of Brick GO Series 2011A BAN, 1.25%, 9/28/12	14,700	14,721,338

		70,516,515

24	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 4.7%
Amherst Development Corp. RB (Asbury Pointe Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 8/07/12 (c)	$3,895	$3,895,000
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 8/07/12 (c)	9,135	9,135,000
New York City Housing Development Corp. Multifamily Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. SBPA), 0.17%, 8/07/12 (a)(b)(c)	5,385	5,385,000
New York City Municipal Water Finance Authority RB Austin Trust Series 2008-1199 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	11,250	11,250,000
New York City Municipal Water Finance Authority Series 2012 TECP, 0.24%, 8/22/12	10,000	10,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A SBPA), 0.14%, 8/01/12 (c)	6,580	6,580,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.27%, 8/07/12 (a)(b)(c)	7,500	7,500,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2011A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.13%, 8/07/12 (c)	14,605	14,605,000
New York State Housing Finance Agency RB Series 2010A VRDN (JPMorgan Chase Bank LOC), 0.15%, 8/07/12 (c)	10,850	10,850,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	7,800	7,800,000

		87,000,000
North Carolina – 5.1%
Catawba County RB Series 2011 MB, 2.00%, 10/01/12	2,210	2,216,139
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. Liquidity Facility), 0.23%, 8/07/12 (a)(b)(c)	8,105	8,105,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.27%, 8/07/12 (a)(b)(c)	3,320	3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 8/01/12 (c)	400	400,000
Mecklenburg County GO Series 2009D VRDN, 0.25%, 2/26/13 (c)	4,410	4,410,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	2,600	2,600,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	1,900	1,900,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (YMCA Greater Charlotte Project) Series 2007B VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	$6,885	$6,885,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wells Fargo Bank N.A. SBPA), 0.15%, 8/07/12 (c)	9,750	9,750,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.11%, 8/01/12 (c)	1,100	1,100,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	2,950	2,950,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	3,900	3,900,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.14%, 8/07/12 (c)	3,000	3,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 8/07/12 (c)	5,600	5,600,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 8/07/12 (c)	24,500	24,500,000
Raleigh RB Series 2009 VRDN, 0.25%, 2/26/13 (c)	1,805	1,805,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. SBPA), 0.15%, 8/07/12 (a)(b)(c)	7,900	7,900,000

		93,141,139
Ohio – 3.8%
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.15%, 8/07/12 (c)	605	605,000
Cilloughby GO Series 2012 BAN, 1.00%, 8/09/13	2,500	2,517,800
Cleveland Department of Public Utilities Division of Water RB Series 2011-W MB, 3.00%, 1/01/13	1,000	1,011,541
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.13%, 8/07/12 (c)	2,500	2,500,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.16%, 8/07/12 (c)	4,540	4,540,000
Columbus School District GO Series 2011 BAN, 1.00%, 11/30/12	1,325	1,327,528
Hudson GO (Capital Facilities Project) Series 2011 BAN, 1.00%, 9/28/12	4,650	4,654,694
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.17%, 8/07/12 (c)	515	515,000
Lucas County GO Series 2012 BAN, 1.00%, 7/18/13	1,100	1,106,632
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.15%, 8/01/12 (c)	700	700,000

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	25

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Common Schools Project) Series 2006C VRDN (Ohio Housing Authority Guaranty), 0.14%, 8/07/12 (c)	$2,850	$2,850,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002 VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 8/01/12 (c)	3,000	3,000,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 8/01/12 (c)	6,145	6,145,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	9,000	9,000,000
Ohio RB Series 2010-3 MB, 3.00%, 12/15/12	1,225	1,237,499
Ohio RB Series 2012A BAN, 0.35%, 5/30/13	8,500	8,500,000
University Cincinnati RB Series 2011F BAN, 2.00%, 12/13/12	8,110	8,159,697
Willoughby GO Series 2011 BAN, 1.00%, 10/04/12	12,130	12,142,981

		70,513,372
Oklahoma – 0.4%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	8,092	8,092,000
Pennsylvania – 3.2%
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.23%, 8/07/12 (c)	19,900	19,900,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.13%, 8/01/12 (c)	11,350	11,350,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	10,680	10,680,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.22%, 8/07/12 (c)	9,800	9,800,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.12%, 8/07/12 (c)	2,400	2,400,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (c)	5,040	5,040,000

		59,170,000
Puerto Rico – 1.0%
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-284 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.21%, 8/07/12 (a)(b)(c)	7,625	7,625,000
Commonwealth of Puerto Rico RB SPEARS Series 2007DB-285 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.21%, 8/07/12 (a)(b)(c)	10,840	10,840,000

		18,465,000

Municipal Bonds	Par (000)	Value
South Carolina – 0.1%
Horry County School District GO Series 2002A MB, 5.13%, 3/01/13	$1,300	$1,346,733
Tennessee – 1.6%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.17%, 8/07/12 (c)	1,500	1,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.24%, 2/26/13 (c)	14,755	14,755,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.38%, 8/07/12 (c)	4,870	4,870,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 8/07/12 (c)	6,000	6,000,000
Shelby GO Series 2012B MB, 2.00%, 3/01/13	2,085	2,106,275

		29,231,275
Texas – 8.5%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	3,500	3,500,000
El Paso GO Series 2009A MB, 5.00%, 8/15/12	1,000	1,001,794
Fort Bend County Industrial Development Corp. RB Series 2012 VRDN (Bank of America N.A. LOC), 0.27%, 8/07/12 (c)	6,000	6,000,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital System Project) Series 2012-9C-1 TECP, 0.20%, 10/03/12	2,500	2,500,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank SBPA, Wells Fargo Bank N.A. SBPA), 0.17%, 8/07/12 (c)	9,000	9,000,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility), 0.19%, 8/07/12 (a)(b)(c)	19,120	19,120,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	9,125	9,125,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds (Chevron Corp. Guaranty), 0.18%, 8/16/12 (c)	15,700	15,700,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.22%, 8/07/12 (c)	6,100	6,100,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty), 0.23%, 8/07/12 (c)	1,500	1,500,000

26	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	$5,795	$5,795,000
Texas GO (Community Mobility Funding Project) Austin Trust Series 2007-1026 VRDN (Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	23,979	23,979,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.15%, 8/07/12 (a)(b)(c)	5,700	5,700,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. SBPA), 0.15%, 8/07/12 (c)	7,650	7,650,000
Texas RB PUTTERS Series 2011-3964 VRDN (JPMorgan Chase & Co. Liquidity Facility), 0.18%, 8/01/12 (a)(b)(c)	23,000	23,000,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.19%, 8/07/12 (a)(b)(c)	15,706	15,706,000

		155,376,794
Vermont – 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC), 0.18%, 8/01/12 (c)	2,800	2,800,000
Virginia – 0.6%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.16%, 8/07/12 (c)	1,920	1,920,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.27%, 2/26/13 (c)	2,000	2,000,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA), 0.17%, 8/01/12 (c)	3,500	3,500,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.15%, 8/07/12 (a)(c)	1,700	1,700,000
Virginia Commonwealth Transportation Board RB Floater Series 2012-44C VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 8/07/12 (a)(c)	2,000	2,000,000

		11,120,000
Washington – 1.3%
King County GO Municipal Trust Receipts Floaters Series 2011-MT-789 VRDN (National Reinsurance Corp. Insurance, Bank of America N.A. SBPA), 0.27%, 8/07/12 (a)(b)(c)	6,415	6,415,000
King County Series 2012A TECP (Bayerische Landesbank Girozentrale SBPA), 0.27%, 9/13/12	8,250	8,250,000
King County Water Sewer Authority RB Austin Trust Series 2008-1200 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.23%, 8/07/12 (a)(b)(c)	10,000	10,000,000

		24,665,000
Wisconsin – 5.7%
Wisconsin Economic Authority GO Series 2012 TECP:
0.26%, 11/05/12	36,000	36,000,000

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
0.25%, 11/07/12	$12,600	$12,600,000
Wisconsin Series 2008 TECP, 0.24%, 8/06/12	56,760	56,760,000

		105,360,000

Total Investments (Cost $1,837,004,859*) – 99.9%		1,837,004,859
Other Assets Less Liabilities – 0.1%		2,142,616

Net Assets – 100.0%		$1,839,147,475

*	Cost for federal income tax purposes.
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,837,004,859	–	$1,837,004,859

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $882,563 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	27

Schedule of Investments July 31, 2012 (Unaudited)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California – 99.8%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.24%, 8/01/12 (a)	$8,300	$8,300,000
Anaheim Redevelopement Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.18%, 8/07/12 (a)(b)(c)	11,970	11,970,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement), 0.21%, 8/07/12 (a)(b)(c)	13,975	13,975,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. SBPA, Wells Fargo Bank N.A. Credit Agreement), 0.21%, 8/07/12 (a)(b)(c)	4,000	4,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.18%, 8/07/12 (a)	10,100	10,100,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase & Co. LOC), 0.16%, 8/07/12 (a)	2,700	2,700,000
California Health Facilities Financing Authority RB (Dignity Health Project) SPEARS Series 2012- DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 8/07/12 (a)(b)(c)	3,000	3,000,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN, 0.23%, 2/26/13 (a)	3,000	3,000,000
California Health Facility Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.19%, 9/04/12 (a)(b)	7,600	7,600,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.21%, 8/07/12 (a)	1,200	1,200,000
California Pollution Control Financing Authority RB (Air Product & Chemical Project) Series 1997B VRDN, 0.15%, 8/01/12 (a)	4,800	4,800,000
California Public Work Board Lease Revenue RB (Regents University Project) PUTTERS Series 2008-4159 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.16%, 8/07/12 (a)(b)(c)	6,300	6,300,000
California School Cash Reserve Program Authority RB Series 2012A TRAN, 2.00%, 3/01/13	700	706,249
California School Cash Reserve Program Authority RB Series 2012F TRAN, 2.00%, 3/01/13	3,000	3,026,412
California School Cash Reserve Program Authority RB Series 2012S TRAN, 2.00%, 12/31/12	2,200	2,215,548
California School Cash Reserve Program Authority RB Series 2012T TRAN, 2.00%, 12/31/12	1,400	1,409,998
California School Cash Reserve Program Authority RB Series 2012U TRAN, 2.00%, 12/31/12	3,300	3,320,532
California School Cash Reserve Program Authority RB Series 2012Z TRAN, 2.00%, 10/01/12	3,100	3,109,051
California Statewide Communities Development Authority RB (L A County Museum Art Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.16%, 8/07/12 (a)	8,000	8,000,000

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.16%, 8/07/12 (a)	$9,100	$9,100,000
East Bay California Municipal Utility District Water System Series 2012 TECP:
0.25%, 10/02/12	6,500	6,500,000
0.25%, 10/09/12	4,500	4,500,000
East Bay Municipal Utility District RB Series 2008B-3 Mandatory Put Bonds (JPMorgan Chase Bank, N.A. SBPA), 0.12%, 8/07/12 (a)	2,000	2,000,000
East Bay Municipal Utility District Water System RB Series 2009A-1 Mandatory Put Bonds, 0.15%, 12/03/12 (a)	900	900,000
Hollister Elementary School District RB Series 2011 TRAN, 2.00%, 9/28/12	1,100	1,102,336
Irvine Unified School District RB Series 2012 VRDN (Bank of America N.A. LOC), 0.15%, 8/01/12 (a)	14,060	14,060,000
Los Angeles County Schools RB Series 2012A-2 TRAN (Go of Participants Insurance), 2.00%, 1/31/13	1,000	1,008,557
Los Angeles County Schools RB Series 2012A-4 TRAN, 2.00%, 2/28/13	500	504,435
Los Angeles County Schools RB Series 2012A-9 TRAN (Go of Participants Insurance), 2.00%, 2/28/13	600	605,594
Los Angeles County Schools RB Series 2012B-1 TRAN, 2.00%, 11/30/12	2,700	2,715,560
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 8/07/12 (a)	6,500	6,500,000
Los Angeles Department of Water & Power RB Series 2011 ROC-RR-II-R-12322 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.15%, 8/01/12 (a)(b)(c)	2,200	2,200,000
Metropolitan Water District of Southern California Waterworks RB Series 2004A-2 VRDN (JPMorgan Chase Bank SBPA), 0.12%, 8/07/12 (a)	5,045	5,045,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Credit Suisse SBPA), 0.17%, 8/07/12 (a)(b)	10,000	10,000,000
Oxnard School District GO Series 2012 TRAN, 2.00%, 1/31/13	2,500	2,521,489
Panama-Buena Vista Union School District GO Series 2012 TRAN, 2.00%, 10/01/12	1,285	1,288,511
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.16%, 8/01/12 (a)	1,420	1,420,000
Richmond GO Series 2011 TRAN, 2.00%, 10/31/12	1,300	1,304,673
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.20%, 5/01/13 (a)	3,000	3,000,000
Roseville California Electric System Revenue RB Series 2008A VRDN (Morgan Stanley Bank LOC), 0.20%, 8/07/12 (a)	7,500	7,500,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.20%, 8/01/12 (a)	1,800	1,800,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 8/07/12 (a)	2,000	2,000,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	2,500	2,506,313

28	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 8/07/12 (a)	$3,700	$3,700,000
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	3,000	3,008,382
San Ramon Valley Unified School District GO Series 2012 MB, 1.00%, 8/01/12	1,095	1,095,000
Tulare County GO Series 2011 TRAN, 1.25%, 9/07/12	7,800	7,806,750
Upland Unified School District GO Series 2012 TRAN, 1.00%, 9/18/12	1,000	1,000,713

Total Investments (Cost $205,426,103*) – 99.8%		205,426,103
Other Assets Less Liabilities – 0.2%		372,113

Net Assets – 100.0%		$205,798,216

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$205,426,103	–	$205,426,103

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $59,320 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	29

Schedule of Investments July 31, 2012 (Unaudited)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 101.4%
Beekmantown Central School District GO Series 2012 BAN, 1.00%, 7/05/13	$1,081	$1,085,934
Brookhaven IDA RB Series 2001 VRDN (U.S. Bank N.A. LOC), 0.15%, 8/07/12 (a)	605	605,000
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.18%, 8/07/12 (a)	7,100	7,100,000
East Islip Union Free School District GO Series 2012 TAN, 1.00%, 6/28/13	2,000	2,008,260
Evans-Brant Central School District GO Series 2012 BAN, 1.00%, 6/28/13	1,300	1,305,859
Greece Central School District GO Series 2011 BAN, 1.25%, 12/27/12	715	716,954
Livonia Central School District GO Series 2012 BAN (State Aid Withholding Insurance), 0.65%, 6/28/13	1,000	1,000,286
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Facility), 0.23%, 8/07/12 (a)(b)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.14%, 8/01/12 (a)	2,400	2,400,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.20%, 8/07/12 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.13%, 8/07/12 (a)	3,100	3,100,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 8/07/12 (a)	2,210	2,210,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.20%, 8/07/12 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.22%, 8/07/12 (a)	3,175	3,175,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.22%, 8/07/12 (a)	4,070	4,070,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.20%, 8/07/12 (a)	1,700	1,700,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.16%, 8/07/12 (a)	14,000	14,000,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC), 0.17%, 8/07/12 (a)	2,150	2,150,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. SBPA), 0.17%, 8/07/12 (a)(b)(c)	5,170	5,170,000
New York City GO Series 2008L-4 VRDN (U.S. Bank NA LOC), 0.13%, 8/01/12 (a)	900	900,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 8/01/12 (a)	1,400	1,400,000
New York City Municipal Water Finance Authority RB (General Resolution Project) Series 2011 VRDN (Bank of America NA SBPA), 0.18%, 8/01/12 (a)	3,800	3,800,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 8/07/12 (a)	3,000	3,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA), 0.13%, 8/01/12 (a)	$5,425	$5,425,000
New York City Municipal Water Finance Authority RB Series 2011A-1 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.15%, 8/01/12 (a)	4,200	4,200,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.14%, 8/01/12 (a)	1,300	1,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA), 0.16%, 8/01/12 (a)	1,310	1,310,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.15%, 8/07/12 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A SBPA), 0.14%, 8/01/12 (a)	2,000	2,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1C VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.17%, 8/01/12 (a)	1,800	1,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA), 0.14%, 8/07/12 (a)	4,300	4,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 8/01/12 (a)	2,800	2,800,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA), 0.16%, 8/07/12 (a)	5,000	5,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.18%, 8/07/12 (a)(b)(c)	9,200	9,200,000
New York GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.14%, 8/01/12 (a)	800	800,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America, N.A. SBPA), 0.22%, 8/07/12 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A LOC), 0.15%, 8/07/12 (a)	4,500	4,500,000
New York State Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Facility), 0.17%, 8/07/12 (a)(b)(c)	1,100	1,100,000
New York State Housing Finance Agency RB (160 W. 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 8/07/12 (a)	5,900	5,900,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2011A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.13%, 8/07/12 (a)	1,400	1,400,000
North Syracuse Central School District GO Series 2012 RAN, 1.00%, 6/21/13	1,400	1,405,679

30	BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.23%, 8/07/12 (a)(b)(c)	$1,000	$1,000,000
Port Authority of New York & New Jersey RB Series ROC-RR-II-R-14023 VRDN (Citibank N.A. Liquidity Facility), 0.16%, 8/07/12 (a)(b)(c)	2,000	2,000,000
Putnam County GO Series 2011 TAN, 1.50%, 10/29/12	2,750	2,757,737
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 8/07/12 (a)	1,200	1,200,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalPERS LOC), 0.14%, 8/01/12 (a)	3,000	3,000,000
Ulster County GO Series 2011 BAN, 1.25%, 11/16/12	1,405	1,408,476
Valley Central School District GO Series 2012B BAN, 1.25%, 2/22/13	640	642,854
Washington County GO Series 2012 BAN, 1.25%, 6/14/13	1,050	1,056,347
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.17%, 8/07/12 (a)	4,300	4,300,000

Total Investments (Cost $139,803,386*) – 101.4%		139,803,386
Liabilities in Excess of Other Assets – (1.4)%		(1,947,709)

Net Assets – 100.0%		$137,855,677

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$139,803,386	–	$139,803,386

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $22,153 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LIQUIDITY FUNDS	JULY 31, 2012	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: September 25, 2012